SENIOR UNSECURED NOTES PAYABLE - RELATED PARTY	12 Months Ended
Sep. 30, 2023
SENIOR UNSECURED NOTES PAYABLE - RELATED PARTY
SENIOR UNSECURED NOTES PAYABLE - RELATED PARTY

NOTE 5 – SENIOR UNSECURED NOTES PAYABLE – RELATED PARTY:

On July 30, 2018, prior to him becoming a significant shareholder and director, the Company entered into a loan agreement and promissory note with William Matlack. Mr. Matlack loaned the Company $300,000 in the form of a senior unsecured note, with the principal bearing interest at an annual rate of 18%, compounded monthly. The loan is unsecured and had a maturity date of January 20, 2023, which was extended to July 20, 2023. During fiscal 2021, the Company repaid $29,009 of principal along with $220,991 of interest. At September 30, 2022, the note balance was $270,991. During fiscal 2023, the Company paid the note in full; principal of $270,991 and interest of $116,601, with all discounts fully amortized.

The accrued interest on the senior unsecured note payable – related party was $nil and $57,966 at September 30, 2023 and September 30, 2022, respectively. Interest expense related to the senior unsecured note payable to this related party was $58,635 and $55,660 for the fiscal years ended September 30, 2023 and 2022, respectively.